RAI Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Details Textual) (RAI [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
RAI [Member]
Guaranteed Unsecured Notes Financial Statements Parent (Numeric) [Abstract]
RAI's unsecured notes	$ 3,500